Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Debt

7.       Debt

In January 2018, the Company entered into credit facilities with a consortium of lenders comprised of (a) a term loan with a principal amount of $250.0 million (the “2018 Term Loan Facility”), and (b) a revolving line of credit in a principal committed amount of $25.0 million (the “2018 Revolving Credit Facility” and, collectively with the 2018 Term Loan Facility, the “2018 Credit Facilities”). The 2018 Term Loan Facility and 2018 Revolving Credit Facility had maturity dates of January 25, 2025 and January 25, 2023, respectively. Borrowings under the 2018 Credit Facilities were collateralized by substantially all of the assets of the Company.

There were no significant financial covenants to which the Company was required to comply in relation to the 2018 Term Loan Facility. The wholly owned indirect subsidiary, Ping Identity Corporation, as borrower under the 2018 Credit Facilities, was limited to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to Ping Identity Holding Corp. (the “Parent”), subject to limited exceptions, including (1) stock repurchases in an amount not to exceed the greater of $1.5 million per year or 3.75% of consolidated EBITDA, with any unused amount being carried forward to future periods, (2) unlimited amounts subject to compliance with a 4.25 to 1.00 total leverage ratio giving pro forma effect to any distribution, (3) unlimited amounts up to 7% of the Parent’s market capitalization and (4) payment of the Parent’s overhead expenses.

The 2018 Term Loan Facility bore interest at the option of the Company at a rate per annum equal to (a) an adjusted LIBO rate (with a floor of 1.00% per annum) plus an applicable margin of 3.75%, payable on the last day of the applicable interest period applicable thereto (“Eurodollar” loan), or (b) the alternate base rate (with a floor of 2.00% per annum) plus an applicable margin of 2.75%, payable quarterly in arrears the last business day of each March, June, September and December. The 2018 Term Loan Facility was borrowed as a Eurodollar loan.

In December 2019, Roaring Fork Intermediate, LLC and Ping Identity Corporation, each a wholly-owned subsidiary of Ping Identity Holding Corp., and certain of their subsidiaries, entered into a credit agreement (the “2019 Credit Agreement”) with the financial institutions identified therein as lenders, including Bank of America, N.A., as administrative agent, and BofA Securities, Inc. and RBC Capital Markets as joint lead arrangers. In connection therewith, the Company repaid all outstanding borrowings under the 2018 Term Loan Facility and terminated the 2018 Revolving Credit Facility. The 2019 Credit Agreement provides for a senior revolving line of credit in a principal committed amount of $150.0 million (the “2019 Revolving Credit Facility”), with the option to request incremental term loan facilities in a minimum amount of $10 million for each facility if certain conditions are met. The Company’s obligations under the 2019 Credit Agreement are secured by substantially all of the assets of the Company, and borrowings under the 2019 Revolving Credit Facility may be used for working capital and other general corporate purposes, including for acquisitions permitted under the 2019 Credit Agreement.

The 2019 Credit Agreement contains certain customary events of default and customary representations and warranties and affirmative and negative covenants, including certain restrictions on the ability of the Company to incur additional indebtedness or guarantee indebtedness of others, to create liens on properties or assets, and to enter into certain asset and stock-based transactions.  In addition, under the terms of the 2019 Credit Agreement, the Company must adhere to certain financial covenants, including (i) a senior secured net leverage ratio, which shall not be more than 3.50 to 1.00, provided that the maximum ratio shall be increased to 4.00 to 1.00 during a fiscal year in which a Material Acquisition (as defined in the 2019 Credit Agreement) has been consummated, and (ii) a consolidated interest coverage ratio, which shall not be less than 3.50 to 1.00. As of March 31, 2020, the Company was in compliance with all financial covenants.

The wholly owned indirect subsidiary, Ping Identity Corporation, as borrower under the 2019 Credit Agreement, is limited in its ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to Ping Identity Holding Corp. (as the Parent), subject to limited exceptions, including (1) stock repurchases from current or former employees, officers or directors in an amount not to exceed $5 million, (2) unlimited amounts subject to compliance with its financial covenants for the most recently ended four quarters as well as a 6.00 to 1.00 total net leverage ratio for the most recently ended four quarters, both after giving pro forma effect to any distribution, (3) unlimited amounts up to the greater of $19.5 million in the aggregate or 15% of EBITDA for the most recently ended four quarters and (4) payment of certain of the Parent's overhead expenses.

The 2019 Revolving Credit Facility matures on December 12, 2024 and bears interest at the option of the Company at a rate per annum equal to either (i) a base rate, which is equal to the greater of (a) the prime rate, (b) the federal funds effective rate plus 0.5% and (c) the adjusted LIBO rate for a one month interest period plus 1%, or (ii) the adjusted LIBO rate equal to the LIBO rate for the interest period multiplied by the statutory reserve rate, plus in the case of each of clauses (i) and (ii), the Applicable Rate (as defined in the 2019 Credit Agreement), which ranges from (i) 0.25% to 1.0% per annum for base rate loans and (ii) 1.25% to 2.0% per annum for LIBO rate loans, in each case, depending on the senior secured net leverage ratio. The Company will also pay a commitment fee during the term of the 2019 Credit Agreement ranging from 0.20% to 0.35% of the average daily amount of the available amount to be borrowed under the 2019 Credit Agreement per annum, based on the senior secured net leverage ratio.

Any borrowing under the 2019 Credit Agreement may be repaid, in whole or in part, at any time and from time to time without premium or penalty other than customary breakage costs, and any amounts repaid may be reborrowed.  No mandatory prepayments will be required other than when borrowings and letter of credit usage exceed the aggregate commitment of all lenders.

For the three months ended March 31, 2020 and 2019, the Company recognized $0.4 million and $3.9 million in interest expense, respectively.

As of March 31, 2020 and December 31, 2019, the Company’s outstanding long-term debt balance was $148.8 million and $50.9 million, respectively, net of debt issuance costs of $1.2 million and $1.2 million, respectively. Debt issuance costs are a direct deduction from the long-term debt liability and are amortized into interest expense over the contractual term of the borrowings using the effective interest method. During the three months ended March 31, 2020 and 2019, the Company amortized $0.1 million and $0.2 million of debt issuance costs, respectively.

Future principal payments on outstanding borrowings as of March 31, 2020 are as follows:

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$—
2021	—
2022	—
2023	—
2024	150,000
Thereafter	—
Total	$150,000

7.       Debt

In 2016, the Company entered into credit facilities with a consortium of lenders comprised of (a) a term loan in an initial principal amount of $150.0 million, which was borrowed on June 30, 2016 and subsequently increased on August 3, 2016 by $20.0 million (the “2016 Term Loan Facility”), and (b) a revolving line of credit in a principal committed amount of $10.0 million (the “2016 Revolving Credit Facility” and, collectively with the 2016 Term Loan Facility, the “2016 Credit Facilities”). The 2016 Credit Facilities had a maturity date of June 30, 2021.

The 2016 Term Loan Facility bore interest at the option of the Company at a rate per annum equal to (a) an adjusted LIBO rate (with a floor of 1.00% per annum) plus an applicable margin of 9.25%, payable on the last day of the applicable interest period applicable thereto, or (b) the alternate base rate (with a floor of 2.00% per annum) plus an applicable margin of 8.25%, payable quarterly in arrears the last business day of each March, June, September and December. The 2016 Term Loan Facility was borrowed as a LIBO rate loan.

In conjunction with the 2016 Credit Facilities, the Company was required to comply with various financial debt covenants, including a recurring revenue leverage ratio of 2.1 to 1.0 beginning September 30, 2016 and decreasing quarterly to 1.3 to 1.0 on September 30, 2018, and a total leverage ratio of 8.3 to 1.0 beginning December 31, 2018 and decreasing quarterly to 2.4 to 1.0 on and after June 30, 2021. As of December 31, 2017, the Company was in compliance with all financial covenants.

In January 2018, the Company refinanced its outstanding debt. In connection with the refinancing, the Company entered into new credit facilities with a consortium of lenders comprised of (a) a term loan with a principal amount of $250.0 million (the “2018 Term Loan Facility”), and (b) a revolving line of credit in a principal committed amount of $25.0 million (the “2018 Revolving Credit Facility” and, collectively with the 2018 Term Loan Facility, the “2018 Credit Facilities”). The 2018 Term Loan Facility and 2018 Revolving Credit Facility had maturity dates of January 25, 2025 and January 25, 2023, respectively. Borrowings under the 2018 Credit Facilities were collateralized by substantially all of the assets of the Company.

There were no significant financial covenants to which the Company was required to comply in relation to the 2018 Term Loan Facility. The wholly owned indirect subsidiary, Ping Identity Corporation, as borrower under the 2018 Credit Facilities, was limited to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to Ping Identity Holding Corp. (the “Parent”), subject to limited exceptions, including (1) stock repurchases in an amount not to exceed the greater of $1.5 million per year or 3.75% of consolidated EBITDA, with any unused amount being carried forward to future periods, (2) unlimited amounts subject to compliance with a 4.25 to 1.00 total leverage ratio giving pro forma effect to any distribution, (3) unlimited amounts up to 7% of the Parent’s market capitalization and (4) payment of the Parent’s overhead expenses.

In conjunction with entering into the 2018 Credit Facilities, the Company paid the remaining balance of the 2016 Term Loan Facility and terminated the 2016 Revolving Credit Facility, which resulted in a loss on extinguishment of debt of $9.8 million, included in the consolidated statements of operations for the year ended December 31, 2018.

The 2018 Term Loan Facility bore interest at the option of the Company at a rate per annum equal to (a) an adjusted LIBO rate (with a floor of 1.00% per annum) plus an applicable margin of 3.75%, payable on the last day of the applicable interest period applicable thereto (“Eurodollar” loan), or (b) the alternate base rate (with a floor of 2.00% per annum) plus an applicable margin of 2.75%, payable quarterly in arrears the last business day of each March, June, September and December. The 2018 Term Loan Facility was borrowed as a Eurodollar loan.

Beginning September 2018, 0.25% of the principal amount of the 2018 Term Loan Facility was payable quarterly. In connection with the closing of the IPO and the underwriters’ exercise of the overallotment option as described in Note 1, the Company repaid $196.4 million of the principal amount of the 2018 Term Loan Facility using the proceeds. Prior to paying down a portion of the 2018 Term Loan Facility, the Company had remaining deferred debt issuance costs of $4.6 million. In connection with the debt repayments, the Company elected to proportionately write off a portion of its deferred debt issuance costs based on the percentage of the loan that was repaid. Accordingly, the Company incurred a loss on extinguishment of debt of $3.6 million for the proportionate write off of deferred debt issuance costs, included in the consolidated statements of operations for the year ended December 31, 2019.

In December 2019, the Company refinanced its outstanding debt. In connection with the refinancing, Roaring Fork Intermediate, LLC and Ping Identity Corporation, each a wholly-owned subsidiary of Ping Identity Holding Corp., and certain of their subsidiaries, entered into a credit agreement (the “2019 Credit Agreement”) with the financial institutions identified therein as lenders, including Bank of America, N.A., as administrative agent, and BOFA Securities, Inc. and RBC Capital Markets as joint lead arrangers. The 2019 Credit Agreement provides for a senior revolving line of credit in a principal committed amount of $150.0 million (the “2019 Revolving Credit Facility”), with the option to request incremental term loan facilities in a minimum amount of $10 million for each facility if certain conditions are met. The Company’s obligations under the 2019 Credit Agreement are secured by substantially all of the assets of the Company, and borrowings under the 2019 Revolving Credit Facility may be used for working capital and other general corporate purposes, including for acquisitions permitted under the 2019 Credit Agreement.

The 2019 Credit Agreement contains certain customary events of default and customary representations and warranties and affirmative and negative covenants, including certain restrictions on the ability of the Company to incur additional indebtedness or guarantee indebtedness of others, to create liens on properties or assets, and to enter into certain asset and stock-based transactions.  In addition, under the terms of the 2019 Credit Agreement, the Company must adhere to certain financial covenants, including (i) a senior secured net leverage ratio, which shall not be more than 3.50 to 1.00, provided that the maximum ratio shall be increased to 4.00 to 1.00 during a fiscal year in which a Material Acquisition (as defined in the 2019 Credit Agreement) has been consummated, and (ii) a consolidated interest coverage ratio, which shall not be less than 3.50 to 1.00. As of December 31, 2019, the Company was in compliance with all financial covenants.

The wholly owned indirect subsidiary, Ping Identity Corporation, as borrower under the 2019 Credit Agreement, is limited in its ability to declare dividends or make any payment on account of its capital stock to, directly or indirectly, fund a dividend or other distribution to Ping Identity Holding Corp. (as the Parent), subject to limited exceptions, including (1) stock repurchases from current or former employees, officers or directors in an amount not to exceed $5 million, (2) unlimited amounts subject to compliance with its financial covenants for the most recently ended four quarters as well as a 6.00 to 1.00 total net leverage ratio for the most recently ended four quarters, both after giving pro forma effect to any distribution, (3) unlimited amounts up to the greater of $19.5 million in the aggregate or 15% of EBITDA for the most recently ended four quarters, and (4) payment of certain of the Parent's overhead expenses.

The 2019 Revolving Credit Facility matures on December 12, 2024 and bears interest at the option of the Company at a rate per annum equal to either (i) a base rate, which is equal to the greater of (a) the prime rate, (b) the federal funds effective rate plus ½ of 1% and (c) the adjusted LIBO rate for a one month interest period plus 1%, or (ii) the adjusted LIBO rate equal to the LIBO rate for the interest period multiplied by the statutory reserve rate, plus in the case of each of clauses (i) and (ii), the Applicable Rate (as defined in the 2019 Credit Agreement), which ranges from (i) 0.25% to 1.0% per annum for base rate loans and (ii) 1.25% to 2.0% per annum for LIBO rate loans, in each case, depending on the senior secured net leverage ratio. The Company will also pay a commitment fee during the term of the 2019 Credit Agreement ranging from 0.20% to 0.35% of the average daily amount of the available amount to be borrowed under the 2019 Credit Agreement per annum, based on the senior secured net leverage ratio.

Any borrowing under the 2019 Credit Agreement may be repaid, in whole or in part, at any time and from time to time without premium or penalty other than customary breakage costs, and any amounts repaid may be reborrowed.  No mandatory prepayments will be required other than when borrowings and letter of credit usage exceed the aggregate commitment of all lenders.

In conjunction with entering into the 2019 Revolving Credit Facility, the Company paid all remaining balances of the 2018 Term Loan Facility and terminated the 2018 Revolving Credit Facility, which resulted in a loss on extinguishment of debt of $0.9 million, included in the consolidated statements of operations for the year ended December 31, 2019.

The Company recognized $12.2 million, $14.9 million and $17.9 million in interest expense in the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019 and 2018, the Company’s outstanding long-term debt balance was $50.9 million and $241.1 million, respectively (net of the current portion of long-term debt of $0.0 million and $2.5 million, and debt issuance costs of $1.2 million and $5.2 million, respectively), which was included in long-term debt. Debt issuance costs are a direct deduction from the long-term debt liability and are amortized into interest expense over the contractual term of the borrowings using the effective interest method. During the years ended December 31, 2019, 2018 and 2017, the Company amortized $0.7 million, $0.9 million and $1.4 million of debt issuance costs, respectively.

Future principal payments on outstanding borrowings as of December 31, 2019 are as follows:

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$—
2021	—
2022	—
2023	—
2024	52,177
Thereafter	—
Total	$52,177